Net Revenue - Summary of Contract Balances (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accrued expenses and other current liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 89,435.4	$ 52,736.4	$ 70,806.6